Taxes (Reconciliation Of Unrecognized Tax Benefits From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Abstract]
Unrecognized tax benefit, beginning of year	$ 795	$ 1,019	$ 1,017
Increases related to prior year tax positions	87	101	129
Decreases related to prior year tax positions	(162)	(61)	(33)
Increases related to current year tax positions	56	199	246
Settlements during the period	(161)	(453)	(340)
Lapse in statutes of limitations	(4)	(10)
Unrecognized tax benefit, end of year	$ 611	$ 795	$ 1,019